Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	INTERNATIONAL EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.02% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	13.02%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Fund intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of $1 billion.

Using fundamental research and quantitative analysis, the Fund’s investment adviser buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the Fund’s investment adviser sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Fund. In determining whether a company has favorable characteristics, the Fund’s investment adviser uses an evaluation process that includes, but is not limited to:
  Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;
  Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;
  Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and
  Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.
			Although the Fund primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it may also invest to a lesser extent in emerging markets (such as Brazil and China). The Fund, from time to time, may emphasize particular companies or market segments in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

			As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

			Updated performance information for the Fund is available and may be obtained on the Fund’s web site at www.northernfunds.com or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2015 is 5.25%. For the periods shown in the bar chart above, the highest quarterly return was 23.54% in the second quarter of 2009, and the lowest quarterly return was (22.51)% in the third quarter of 2011.
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
NORTHERN INTERNATIONAL EQUITY FUND | NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees	[1]	rr_ManagementFeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.22%
Transfer Agent Fees	[1]	rr_Component1OtherExpensesOverAssets	0.02%
Other Operating Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.22%
Expense Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.06%
1 Year		rr_ExpenseExampleYear01	$ 108
3 Years		rr_ExpenseExampleYear03	371
5 Years		rr_ExpenseExampleYear05	655
10 Years		rr_ExpenseExampleYear10	$ 1,463
2005		rr_AnnualReturn2005	11.30%
2006		rr_AnnualReturn2006	25.04%
2007		rr_AnnualReturn2007	14.18%
2008		rr_AnnualReturn2008	(41.59%)
2009		rr_AnnualReturn2009	31.39%
2010		rr_AnnualReturn2010	8.56%
2011		rr_AnnualReturn2011	(13.10%)
2012		rr_AnnualReturn2012	17.88%
2013		rr_AnnualReturn2013	24.12%
2014		rr_AnnualReturn2014	(7.08%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.25%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.51%)
1-Year		rr_AverageAnnualReturnYear01	(7.08%)
5-Year		rr_AverageAnnualReturnYear05	5.10%
10-Year		rr_AverageAnnualReturnYear10	4.57%
Since Inception		rr_AverageAnnualReturnSinceInception	4.79%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 1994
NORTHERN INTERNATIONAL EQUITY FUND | Return after taxes on distributions | NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	(7.76%)
5-Year		rr_AverageAnnualReturnYear05	4.76%
10-Year		rr_AverageAnnualReturnYear10	3.54%
Since Inception		rr_AverageAnnualReturnSinceInception	3.53%
NORTHERN INTERNATIONAL EQUITY FUND | Return after taxes on distributions and sale of Fund shares | NORTHERN INTERNATIONAL EQUITY FUND
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	(3.16%)
5-Year		rr_AverageAnnualReturnYear05	4.13%
10-Year		rr_AverageAnnualReturnYear10	3.85%
Since Inception		rr_AverageAnnualReturnSinceInception	3.66%
NORTHERN INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	(4.90%)
5-Year		rr_AverageAnnualReturnYear05	5.33%
10-Year		rr_AverageAnnualReturnYear10	4.43%
Since Inception		rr_AverageAnnualReturnSinceInception	5.04%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 1.06%. This contractual limitation may not be terminated before July 31, 2016 without the approval of the Board of Trustees.